Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10:- SHAREHOLDERS’ EQUITY

a.	On February 22, 2023, the Company’s shareholders approved a change in the Company’s ordinary shares par value from NIS 0.25 per share to no par value. All par value data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the change.

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company’s general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company’s general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company’s assets upon liquidation.

b.	Issuance of ordinary shares and warrants:

1.	In February and March 2021, the Company issued 50,926,830 ordinary shares in exchange for exercise of warrants for total consideration of $2,744.

2.	In March 2021, the Company issued 1,050,000 of its ordinary shares to certain consultants in exchange for their services with fair value of $68.

3.	On August 16, 2021, the Company completed a registered direct offering with an institutional investor pursuant to which it sold (i) 57,000,000 ordinary shares, and (ii) a pre-funded warrant to purchase 93,000,000 ordinary shares at an offering price of $0.07 per Ordinary share and $0.06 per pre-funded warrant, for aggregate gross proceeds of approximately $10,000 (without taking into account any proceeds from any future exercises of warrants issued in the concurrent private placement), before deducting the placement agent’s fees and other estimated offering expenses payable by the Company.

The Company has also sold to the investor, in a concurrent private placement, unregistered warrants to purchase up to an aggregate of 150,000,000 Ordinary shares. The warrants have an exercise price of $0.07 per Ordinary share and are exercisable at any time upon issuance and will expire three years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants.

During the year ended December 31, 2021, the Company received a total of $9,997 and issued 57,000,000 ordinary shares and 93,000,000 ordinary shares following the exercise of the pre-funded warrants (issuance expenses were $1,307).

The Company also paid on aggregate of $700 in placement agent fees and expenses and issued 10,500,000 placement agent warrants, at an initial exercise price equal to $0.07 per Ordinary share, on substantially the same terms as the investor warrants, except that the placement agent warrants expire on the earlier of (i) the third-year anniversary of the date on which an initial resale registration statement registering the ordinary shares (or the ADSs) issuable upon the exercise of the warrants becomes effective and (ii) August 11, 2026.

4.	On December 20, 2021, the Company entered into a warrant exercise agreement (the “Exercise Agreement”) with an institutional investor who is the holder of certain existing warrants to purchase Company’s ordinary shares in a registered direct offering consummated in August 2021. Pursuant to the Exercise Agreement, the holder agreed to exercise in cash its warrants to purchase up to an aggregate of 150,000,000 Ordinary Shares having an exercise price of $0.07 per Ordinary share, for gross proceeds to the Company of $10 million, prior to deducting placement agent fees and offering expenses (which amounted to $0.98 million).

Under the Exercise Agreement, the Company also agreed to issue to the holder new unregistered warrants to purchase up to 180,000,000 Ordinary Shares (the “Private Placement Warrants”). The Private Placement Warrants will be immediately exercisable, will expire five years following the effectiveness of an initial resale registration statement registering the ADSs issuable upon the exercise of the warrants, and have an exercise price of $0.07 per Ordinary share. The Company also paid $875 in placement agent fees and issued unregistered placement agent warrants to purchase 10,500,000 Ordinary shares on the same terms as the warrant.

Pursuant to the terms of the Exercise Agreements, the holder agreed to exercise the warrants while receiving a-120% warrants coverage, thereby creating a benefit to this warrant holder. As such, the Company recorded a deemed dividend in the amount of $2,590.

5.	On January 11, 2023, the Company entered into a securities purchase agreement (the “RD Purchase Agreement”), pursuant to which the Company agreed to sell and issue in a registered direct offering (the “Registered Direct Offering”) an aggregate of 90,000,000 ordinary shares for a purchase price of $0.018 per share (the “RD Shares”) and pre-funded warrants to purchase up to 210,000,000 of the Company’s Ordinary Shares at a purchase price of $0.018 per share and at an immaterial exercise price (the “Pre-funded Warrants”), and, unregistered Series A warrants to purchase up to 300,000,000 Ordinary Shares for an exercise price of $0.02 per shares (the “Series A Warrants”), and unregistered Series B warrants to purchase up to 300,000,000 Ordinary Shares for exercise price of $0.018 per share (the “Series B Warrants”).

In addition, the Company entered into a securities purchase agreement (the “PIPE Purchase Agreement,” and together with the RD Purchase Agreement, the “Purchase Agreements”) pursuant to which the Company agreed to sell and issue in a concurrent private placement (the “PIPE Offering,” and together with the Registered Direct Offering, the “Offerings”) unregistered Pre-funded Warrants to purchase up to 109,091,100 of the Company’ Ordinary Shares at purchase price of $0.018 per share and additional immaterial exercise price per share, unregistered Series A Warrants to purchase up to 109,091,100 of the Company’s Ordinary Shares for an exercise price of $0.02 per share and unregistered Series B Warrants to purchase up to 109,091,100 of the Company’s Ordinary Shares for an exercise price of $0.018 per share.

Moreover, the Company has also issued a placement agent warrants (the “Placement Agent Warrants”) on substantially the same terms as the Series A Warrants to purchase up to 28,636,500 of the Company’s Ordinary Shares for an exercise price of $0.022 per share.

As a results of the aforementioned issuance, the Company incurred an aggregate amount of $973 issuance costs recorded net of its additional paid in capital.

The Company received total consideration of $6,526 net of issuance costs from the above mentioned issuance of shares, prefunded warrants and Series A and B warrants.

The Company accounted for the aforementioned warrants as freestanding instrument classified as part of the Company’s permanent equity in accordance with ASC-480 and ASC-815-40.

The Company has also agreed to amend certain warrants to purchase up to an aggregate of 180,000,000 Ordinary shares that were issued in December 2021 to the investor in this offering and private placement by reducing the exercise prices from $0.067 per share to $0.018 per share.

The Company accounted for the reduction in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC-815-40, following the adoption of ASU 2021-04.

6.	During the year ended December 31, 2023, certain investors exercised their pre-funded warrants and purchased 319,091,100 of the Company’s ordinary shares for an exercise price at an immaterial amount.

7.	On November 22, 2023, the Company entered into an inducement offer to purchase ordinary shares with a certain existing investor, according to which, the Company reduced the exercise price of previously issued warrants to purchase ordinary shares from $0.0183 and $0.02 to $0.005 for the consideration for the immediately exercise of warrants to purchase 589,091,100 ordinary shares for a total consideration of $3,004. As of December 31, 2023, the Company issued 135,000,000 ordinary shares and the remaining amount are currently held in abeyance.

In consideration for the immediate exercise of the warrants for cash, the Company issued new unregistered warrants to purchase 1,178,182,200 ordinary shares for an exercise price of $0.00583 per share, immediately exercisable for a term equal to five years from the date of issuance. In addition, the Company has agreed to reduce the exercise price of series B warrants to purchase 409,091,100 ordinary shares held by the investor from $0.0183 per share to $0.00583 per share and extend the term of such series B warrants to twenty months from the closing date.

Moreover, the Company has also issued a placement agent warrants (the “Placement Agent Warrants”) to purchase up to 41,236,500 of the Company’s ordinary shares for an exercise price of $0.006 per share.

As part of the aforementioned agreement, the Company incurred an aggregate issuance costs of $386 recorded net of the Company’s additional paid in capital.

The Company accounted for the aforementioned warrants as freestanding instrument classified at part of the Company’s permanent equity in accordance with ASC-480 and ASC-815-40.

The Company accounted for the reduction in the warrants exercise price as issuance costs to be recorded in the Company’s additional paid in capital in accordance with ASC 815-40, following the adoption of ASU 2021-04.

c.	Warrants to purchase ordinary share:

The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2023:

Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2019	223,810	$0.65
April 2019	492,308	$0.43
May 2019	47,250,000	$0.13
January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
June 2020	61,390,260	$0.08
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	10,500,000	$0.07
January 2023	409,091,100	$0.01
January 2023	28,636,500	$0.02
November 2023	1,219,418,700	$0.01

	1,852,010,606

As of December 31, 2023 and 2022, all of the Company’s outstanding warrants are classified as part of the Company’s equity.

a.	Share options plan:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the “2013 Plan”). Under the Company’s 2013 Plan, in May 2023, the Company’s Board of Directors approved to increase number of ordinary shares reserved for issuance to 85,000,000.

On August 30, 2023, the Company’s board of directors approved the adoption on a new 2023 Share Option Plan (the “2023 Plan”) and approved the reserve of 100,000,000 of the Company’s ordinary shares to issuance under the 2023 Plan.

Under the Company’s Plans, the Company may grant its officers, directors, employees and consultants, share options. Each share option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

As of December 31, 2023, 100,000,000 shares available for future grant under the Company’s 2023 Plans.

b.	Expenses recognized in the financial statements:

	Year ended December 31,
	2023	2022	2021

Research and development	$83	$137	$200
General and administrative	178	126	266
	261	263	466

c.	Share-based payment transactions granted by the Company:

The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:

Description	2023	2022	2021

Risk-free interest rate	3.95%-3.96%	1.41-3.08%	1.22-1.28%
Expected volatility	84.30%-84.76%	83.98-84.26%	82.40-82.43%
Dividend yield	0%	0%	0%
Contractual life (in years)	10	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5-3	3

The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the year ended December 31, 2023 and related information:

	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2022	27,002,200	0.13	7.14	-
Granted	55,500,000	0.01	10	-
Forfeited/expired	(25,200)	-	-	-

Outstanding at December 31, 2023	82,477,000	0.04	8.40	-

Vested and expected to vest at December 31, 2023	82,477,000	0.04	8.40	-

Exercisable at December 31, 2023	24,280,125	0.11	7.21	-

d.	The weighted average remaining contractual life for the shares subject to options outstanding as of December 31, 2023, 2022 and 2021 was 5.88 years, 6.96 years and 8.45 years, respectively.

e.	The weighted average grant date fair value in 2023 was $0.01, in 2022 was $0.02 and in 2021 was $0.18 and the remaining compensation costs not yet recognized as of December 31, 2023 is $298 with a weighted average period of 3.1 years to recognize these expenses.